Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Federal and state tax attributes	$ 24,524	$ 33,053	$ 20,239
Book/tax depreciation	10,045	9,708	3,946
Construction capitalization differences	5,948	5,235	3,045
Investment in partnerships	3,618	3,346	4,711
Debt and interest deductions	0	10,784	8,175
Other	999	586	285
Total deferred tax assets	45,314	62,712	40,401
Valuation allowance	(45,134)	(55,516)	(33,554)
Net deferred tax assets	0	7,196	6,847
Deferred tax liabilities:
Other	0	(640)	(291)
Total deferred tax liabilities	0	(640)	(291)
Net deferred tax asset	$ 0	$ 6,556	$ 6,556